FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk Rating (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Credit rating	R$ 20,912,493	R$ 20,106,975
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	20,475,536	16,769,858
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	172,871	3,133,455
A credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	124,932	138,478
Not rated [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 139,154	R$ 65,184